Changes in Non-Vested Shares of Restricted Common Stock (Detail) - Restricted Stock - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of shares
Beginning nonvested shares	139,641	357,522	231,506
Shares vested	(98,530)	(356,886)	(195,017)
Shares granted	73,394	139,005	321,033
Ending nonvested shares	114,505	139,641	357,522
Weighted Average Grant Date Fair Value per share
Nonvested restricted common stock, beginning balance	$ 4.94	$ 4.32	$ 5.96
Shares vested	5.76	4.61	4.18
Shares granted	9.89	5.70	3.05
Nonvested restricted common stock, ending balance	$ 7.42	$ 4.94	$ 4.32